[FINANCIAL INVESTORS TRUST LOGO]

SEMI-ANNUAL REPORT
OCTOBER 31, 2002

INVESTMENT ADVISER
GE Asset Management Incorporated
3003 Summer Street
P.O.Box 7900
Stamford, Connecticut  06905

ADMINISTRATOR, TRANSFER AGENT & FUND ACCOUNTANT
ALPS Mutual Funds Services, Inc.
1625 Broadway
Suite 2200
Denver, Colorado  80202

DISTRIBUTOR
ALPS Distributors, Inc.
1625 Broadway
Suite 2200
Denver, Colorado  80202

LEGAL COUNSEL
Davis, Graham & Stubbs LLP
1550 Seventeenth Street
Suite 500
Denver, CO  80202

INDEPENDENT AUDITORS
Deloitte & Touche LLP
555 Seventeenth Street
Suite 3600
Denver, Colorado  80202

CUSTODIAN
State Street Bank & Trust Company
of Connecticut N.A.
750 Main Street
Suite 1114
Hartford, Connecticut  06103

SUB-CUSTODIAN
State Street Bank & Trust Company
1776 Heritage Drive
North Quincy, Massachusetts  02171

Must be accompanied or preceded by a current prospectus.

For more information, please call
800.298.3442 or visit
www.fitfunds.com

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL
DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

[GE ASSET MANAGEMENT LOGO]

WE BRING GOOD THINGS TO LIFE

FINANCIAL INVESTORS TRUST

U.S. TREASURY MONEY MARKET FUND
STATEMENT OF INVESTMENTS
OCTOBER 31, 2002 (UNAUDITED)

FACE VALUE                                                                                VALUE*
----------                                                                             --------------
                     U.S. TREASURY OBLIGATIONS  19.23%

                     U.S. Treasury Notes:
$ 4,000,000               4.63%, 2/28/03                                               $    4,025,669
 11,000,000               5.25%, 8/15/03                                                   11,297,851
                                                                                       --------------

TOTAL U.S. TREASURY
 OBLIGATIONS                                                                               15,323,520
                                                                                       --------------
  (Cost $15,323,520)

                     REPURCHASE AGREEMENTS COLLATERALIZED
                     BY U.S. GOVERNMENT OBLIGATIONS  80.72%                                              COLLATERAL VALUE
-------------------------------------------------------------------------------------------------------------------------
                     Repurchase agreement with ABN Amro, Inc., 1.85%, dated
                     10/31/02 and maturing 11/1/02, collateralized by U.S.
                     Treasury Strip, due 11/15/18 with a repurchase amount
                     of $3,500,180                                                          3,500,000       $   3,570,094

                     Repurchase agreement with Banc One Capital, 1.85%, dated
                     10/31/02 and maturing 11/1/02, collateralized by U.S.
                     Treasury Bills, due 11/7/02-11/14/02, and U.S. Treasury
                     Notes, 2.13-5.50% due 8/31/04-8/15/12 with a repurchase
                     amount of $3,500,180                                                   3,500,000           3,573,019

                     Repurchase agreement with Barclays, 1.85%, dated 10/31/02 and maturing 11/1/02, collateralized by U.S. Treasury Bill, due
                     11/29/02 with a repurchase amount of $3,500,180                        3,500,000           3,570,442

                     Repurchase agreement with CS First Boston Corp., 1.85%,
                     dated 10/31/02 and maturing 11/1/02, collateralized by U.S.
                     Treasury Note, 6.50% due 2/15/10 with a repurchase amount of
                     $3,500,180                                                             3,500,000           3,575,972

                     Repurchase agreement with Deutsche Bank Securities, Inc.,
                     1.88%,dated 10/31/02 and maturing 11/1/02, collateralized by
                     U.S. Treasury Strip, due 2/15/20 with a repurchase amount
                     of $3,500,183                                                          3,500,000           3,570,000

                     Repurchase agreement with Goldman Sachs, 1.85%, dated
                     10/31/02 and maturing 11/1/02, collateralized by U.S.
                     Treasury Note, 8.88% due 2/15/19
                     with a repurchase amount of $3,500,180                                 3,500,000           3,570,470

                     REPURCHASE AGREEMENTS COLLATERALIZED
                     BY U.S. GOVERNMENT OBLIGATIONS  (CONTINUED)                          VALUE*         COLLATERAL VALUE
-------------------------------------------------------------------------------------------------------------------------
                     Repurchase agreement with J.P. Morgan Chase & Co.,
                     1.89%, dated 10/31/02 and maturing 11/1/02, collateralized by U.S. Treasury Note, 3.00% due 1/31/04 with a repurchase
                     amount of $3,500,184                                              $    3,500,000       $   3,571,350

                     Repurchase agreement with Merrill Lynch, Inc., 1.82%,
                     dated 10/31/02 and maturing 11/1/02, collateralized by U.S.
                     Treasury Bill, due 3/13/03 with a repurchase amount of
                     $3,500,177                                                             3,500,000           3,570,901

                     Repurchase agreement with Morgan Stanley Dean Witter
                     Securities Services, Inc., 1.80%, dated 10/31/02 and maturing
                     11/1/02, collateralized by U.S. Treasury Inflation Index Bond,
                     3.88% due 4/15/29 with a repurchase amount of $3,500,175               3,500,000           3,570,792

                     Repurchase agreement with Nesbitt Burns, 1.87%, dated
                     10/31/02 and maturing 11/1/02, collateralized by US Treasury
                     Note, 5.00% due 2/14/03 with a repurchase amount of $3,500,182         3,500,000           3,570,519

                     Repurchase agreement with Salomon SmithBarney, Inc., 1.85%, dated 10/31/02 and maturing 11/1/02, collateralized by U.S.
                     Treasury Bill, due 5/1/03 with a repurchase amount of
                     $3,500,180                                                             3,500,000           3,574,015

                     Repurchase agreement with SG Cowen, 1.87%, dated 10/31/02 and maturing 11/1/02, collateralized by U.S. Treasury Notes, 5.38
                     - 6.25% due 2/15/03 - 6/30/03 with a repurchase amount of
                     $3,500,182                                                             3,500,000           3,570,316

                     Repurchase agreement with State Street Bank Corp.**, 1.84%, dated 10/31/02 and maturing 11/1/02, collateralized by U.S.
                     Treasury Note, 3.00% due 11/30/03 with a repurchase amount of
                     $15,330,784                                                           15,330,000          15,982,153

                     Repurchase agreement with Warburg Dillon Reed, 1.88%, dated
                     10/31/02 and maturing 11/1/02, collateralized by U.S.
                     Treasury Strip, due 11/15/21 with a repurchase amount
                     of $3,500,183                                                          3,500,000           3,571,040

                     REPURCHASE AGREEMENTS COLLATERALIZED
                     BY U.S. GOVERNMENT OBLIGATIONS  (CONTINUED)                          VALUE*         COLLATERAL VALUE
-------------------------------------------------------------------------------------------------------------------------
                     Repurchase agreement with Wheat First
                     Securities, 1.83%, dated 10/31/02 and
                     maturing 11/1/02, collateralized by U.S.
                     Treasury Note, 2.13% due 10/31/04, and U.S.
                     Treasury Strip, due 8/15/20 with a repurchase
                     amount of $3,500,178                                              $    3,500,000       $   3,570,465
                                                                                       --------------       -------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $64,330,000)                                                                       64,330,000          65,981,548
                                                                                       --------------       -------------

TOTAL INVESTMENTS
  (Cost $79,653,520)                                                   99.95%          $   79,653,520

Other Assets in Excess of Liabilities                                   0.05%                  37,121
                                                                      ------           --------------

NET ASSETS                                                            100.00%          $   79,690,641
                                                                      ======           ==============

* See Note 1 to financial statements.

** Related Party

U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF INVESTMENTS
OCTOBER 31, 2002 (UNAUDITED)

FACE VALUE                                                                                 VALUE*
----------                                                                             --------------
                     U.S. TREASURY OBLIGATIONS  0.25%

                     U.S. Treasury Note:
$ 1,000,000               4.63%, 2/28/03                                               $    1,006,417
                                                                                       --------------

TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $1,006,417)                                                                         1,006,417
                                                                                       --------------
                     U.S. GOVERNMENT AGENCY OBLIGATIONS  54.65%

                     Federal Agricultural Mortgage Corp., Discount Note
  3,042,000               2.05%, 1/3/03                                                     3,031,006

                     Federal Home Loan Bank
  7,170,000               2.50%, 11/14/03                                                   7,217,635

                     Federal Home Loan Mortgage Corp., Discount Notes
 30,000,000               1.62%, 11/7/02                                                   29,991,894
 26,053,000               1.71%, 11/15/02                                                  26,035,585
 19,979,000               2.10%, 1/2/03                                                    19,905,856
 17,790,000               1.74%, 1/31/03                                                   17,711,628
  4,000,000               2.32%, 4/25/03                                                    3,954,623
 23,000,000               1.74%, 8/14/03                                                   22,681,369
  3,500,000               1.75%, 10/9/03                                                    3,441,777

                     Federal National Mortgage Association
 43,000,000               1.98%, 12/5/02***                                                42,999,561
 16,000,000               1.59%, 1/10/03***                                                15,996,903

                     Federal National Mortgage Association, Discount Notes
  7,000,000               2.25%, 2/7/03                                                     6,956,662
 19,110,000               1.64%, 3/12/03                                                   18,995,758
                                                                                       --------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $218,920,257)                                                                     218,920,257
                                                                                       --------------

                                                                                          VALUE*         COLLATERAL VALUE
                                                                                       ----------------------------------
                     REPURCHASE AGREEMENTS COLLATERALIZED
                     BY U.S. GOVERNMENT OBLIGATIONS  45.21%

                     Repurchase agreement with Banc One Capital, 1.95%, dated
                     10/31/02 and maturing 11/1/02, collateralized by Federal Home
                     Loan Mortgage Corp. CMO, 2.20-3.00% due 8/15/07-7/15/30,
                     Federal Home Loan Mortgage Corp. DN, due 1/2/03-1/8/03,
                     Federal National Mortgage Association***, 3.14% due 11/25/21,
                     Federal National Mortgage Association CMO, 3.14% due 2/25/22,
                     Federal National Mortgage Association DN, due 11/25/24, and
                     Government National Mortgage Associations, 5.00-6.00% due
                     6/20/23-4/16/29 with a repurchase amount of $19,001,029           $   19,000,000       $  19,457,997

                     Repurchase agreement with CS First Boston Corp., 1.88%,
                     dated 10/31/02 and maturing 11/1/02, collateralized by U.S.
                     Treasury Note, 5.75% due 8/15/03 with a repurchase amount of
                     $18,000,940                                                           18,000,000          18,364,131

                     Repurchase agreement with Deutsche Bank Securities, Inc.,
                     1.92%,dated 10/31/02 and maturing 11/1/02, collateralized by
                     U.S. Treasury Strips, due 11/15/07-2/15/18 with a repurchase
                     amount of $19,001,013                                                 19,000,000          19,380,000

                     Repurchase agreement with Goldman Sachs, 1.90%, dated 10/31/02 and maturing 11/1/02, collateralized by International Bank for
                     Reconstruction and Development, 4.75% due 4/30/04 with a
                     repurchase amount of $18,000,950                                      18,000,000          18,360,431

                     Repurchase agreement with J.P. Morgan Chase & Co., 1.92%,
                     dated 10/31/02 and maturing 11/1/02, collateralized by U.S.
                     Treasury Strip, due 7/15/20 with a repurchase amount of
                     $18,000,960                                                           18,000,000          18,360,342

                     Repurchase agreement with Nesbitt Burns, 1.92%, dated 10/31/02 and maturing 11/1/02, collateralized by U.S. Treasury Bills, due 11/29/02-1/16/03, U.S. Treasury Inflation Index Bond,
                     3.38% due 1/15/07, U.S. Treasury Notes,2.75- 7.25% due
                     10/31/03-12/3/03, and Student Loan Marketing Association,
                     3.35% due 12/3/03 with a repurchase amount of $19,001,013             19,000,000          19,380,174

                                                                                          VALUE*         COLLATERAL VALUE
                                                                                       ----------------------------------
                     REPURCHASE AGREEMENTS COLLATERALIZED
                     BY U.S. GOVERNMENT OBLIGATIONS  (CONTINUED)

                     Repurchase agreement with SG Cowen, 1.91%, dated
                     10/31/02 and maturing 11/1/02, collateralized by
                     Federal Home Loan Bank Bond DN, due 11/1/02 with
                     a repurchase amount of $18,000,955                                $   18,000,000       $  18,400,000

                     Repurchase agreement with State Street Bank
                     Corp.**, 1.84%, dated 10/31/02 and maturing
                     11/1/02, collateralized by U.S. Treasury Note,
                     3.00% due 11/30/03 with a repurchase amount of
                     $16,082,822                                                           16,082,000          16,766,144

                     Repurchase agreement with Warburg Dillon Reed,
                     1.92%, dated 10/31/02 and maturing 11/1/02,
                     collateralized by Federal National Mortgage
                     Association, 5.25% due 8/1/12 with a repurchase
                     amount of $18,000,960                                                 18,000,000          18,363,829

                     Repurchase agreement with Wheat First Securities,
                     1.90%, dated 10/31/02 and maturing 11/1/02,
                     collateralized by Federal Home Loan Bank Bonds,
                     3.20-4.88% due 5/14/04 - 8/26/05 with a
                     repurchase amount of $18,000,950                                      18,000,000          18,362,188
                                                                                       ----------------------------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $181,082,000)                                                                     181,082,000         185,195,236
                                                                                       ----------------------------------

TOTAL INVESTMENTS
  (Cost $401,008,674)                                                 100.11%          $  401,008,674
Liabilities in Excess of Other Assets                                  -0.11%                (453,317)
                                                                      -------------------------------
 NET ASSETS                                                           100.00%          $  400,555,357
                                                                      ===============================

* See Note 1 to financial statements.

** Related Party

*** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2002.

CMO - Collateralized Mortgage Obligation

DN - Discount Notes

PRIME MONEY MARKET FUND
STATEMENT OF INVESTMENTS
OCTOBER 31, 2002 (UNAUDITED)

FACE VALUE                                                                                  VALUE*
----------                                                                             --------------
                     U.S. GOVERNMENT AGENCY OBLIGATIONS 17.27%

                     Federal Agricultural Mortgage Corp., Discount Note
$ 1,250,000               2.05%, 1/3/03                                                $    1,245,482

                     Federal Home Loan Bank, Discount Note
  8,000,000               1.74%, 2/28/03                                                    7,953,958

                     Federal Home Loan Mortgage Corp., Discount Notes
  3,000,000               2.32%, 4/25/03                                                    2,965,967
    420,000               1.87%, 6/19/03                                                      414,966

                     Federal National Mortgage Association
 10,200,000               1.68%, 12/5/02***                                                10,199,896
  5,750,000               1.59%, 1/10/03***                                                 5,748,887
                                                                                       --------------
 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $28,529,156)                                                                       28,529,156
                                                                                       --------------
DUE DATE             DISCOUNT RATE OR COUPON RATE               PRINCIPAL AMOUNT
--------             ----------------------------               ----------------
                     CERTIFICATES OF DEPOSIT 24.02%

Abbey National Bank
1/30/03              1.61%                                         $   6,800,000            6,800,000

Bank One Corp.
11/25/02             1.72%                                             7,860,000            7,860,000

Bank of Montreal
1/29/03              1.62%                                             6,860,000            6,860,000

Bank of Novia
 Scotia
11/20/02             1.70%                                             2,610,000            2,610,000

Dexia Bank
11/15/02             1.68%                                             7,810,000            7,810,000

Toronto Dominion Bank
11/26/02             1.70%                                             7,750,000            7,750,000
                                                                   ----------------------------------
TOTAL CERTIFICATES OF
 DEPOSIT
  (Cost $39,690,000)                                                                       39,690,000
                                                                                           ----------

DUE DATE             DISCOUNT RATE OR COUPON RATE                PRINCIPAL AMOUNT          VALUE*
--------             ----------------------------                ----------------      --------------
                     COMMERCIAL PAPER  45.84%

Barclays Bank
11/19/02             1.69%                                         $   7,660,000       $    7,653,504

Bayer
 Hypo-Vereinsbank
1/16/03              1.79%                                             4,480,000            4,480,000

Canadian Imperial
 Bank
11/4/02              1.76%                                             5,840,000            5,839,144

Citigroup
11/7/02              1.77%                                             8,040,000            8,037,617

CS First Boston
 Corp.
1/8/03               1.75%                                             6,920,000            6,897,102

Goldman Sachs
1/13/03              1.72%                                             6,920,000            6,895,840

Halifax Building
11/27/02             1.74%                                             7,750,000            7,740,230

J.P. Morgan
1/15/03              1.71%                                             6,920,000            6,895,323

Merrill Lynch & Co.
1/10/03              1.70%                                             5,840,000            5,820,668

Morgan Stanley
11/6/02              1.75%                                             7,670,000            7,668,131

Societe Generale
 Bank
11/5/02              1.67%                                             7,810,000            7,808,549
                                                                   ----------------------------------

TOTAL COMMERCIAL
 PAPER
  (Cost $75,736,108)                                                                       75,736,108
                                                                                       --------------

DUE DATE             DISCOUNT RATE OR COUPON RATE                PRINCIPAL AMOUNT          VALUE*        COLLATERAL VALUE
--------             ----------------------------                ----------------      --------------    ----------------
                     REPURCHASE AGREEMENTS COLLATERALIZED
                     BY U.S. GOVERNMENT OBLIGATIONS                         7.26%

                     Repurchase agreement with Warburg Dillon
                     Reed, 1.92%, dated 10/31/02 and maturing
                     11/1/02, collateralized by Federal
                     National Mortgage Association 5.25% due
                     8/1/12 with a repurchase amount of
                     $12,000,640                                                       $   12,000,000       $  12,244,275
                                                                                       ----------------------------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $12,000,000)                                                                       12,000,000
                                                                                       --------------
                        TIME DEPOSITS 5.69%

State Street **
11/1/02              1.81%                                         $   9,396,000           9,396,000
                                                                   ----------------------------------

TOTAL TIME DEPOSITS
  (Cost $9,396,000)                                                                         9,396,000
                                                                                       --------------

TOTAL INVESTMENTS
  (Cost $165,351,264)                                                     100.08%      $  165,351,264

Liabilities in Excess of Other Assets                                      -0.08%            (127,959)
                                                                   ----------------------------------

NET ASSETS                                                                100.00%      $  165,223,305
                                                                   ==================================

  * See note 1 to financial statements.

 ** Related Party

*** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2002.

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2002 (UNAUDITED)

                                                  U.S. TREASURY         U.S. GOVERNMENT        PRIME
                                                  MONEY MARKET           MONEY MARKET       MONEY MARKET
                                                     FUND                   FUND               FUND
                                                  -------------------------------------------------------
ASSETS
Investments, at amortized cost (which
  approximates market value)(1) - see
  accompanying statements                         $ 79,653,520           $ 401,008,674      $ 165,351,264
Interest receivable                                    157,395                 167,845            117,338
Prepaid and other assets                                 3,979                   2,343              1,871
                                                  -------------------------------------------------------
                  Total Assets                      79,814,894             401,178,862        165,470,473
                                                  -------------------------------------------------------

LIABILITIES
Dividends payable                                       95,958                 552,468            196,811
Accured investment advisory fee                          3,311                  13,877              5,481
Accrued administration fee                              17,680                  50,944             20,407
Accrued board of trustees fee                              473                   1,195                686
Accrued SEC registration fee                                 -                   1,954                  -
Other payables                                           6,831                   3,067             23,783
                                                  -------------------------------------------------------
                  Total Liabilities                    124,253                 623,505            247,168
                                                  -------------------------------------------------------

NET ASSETS                                        $ 79,690,641           $ 400,555,357        165,223,305
                                                  =======================================================

COMPOSITION OF NET ASSETS
Paid-in capital                                   $ 79,704,010           $ 400,647,785      $ 165,174,610
Undistributed net investment income                      4,352                      28                  3
Accumulated net realized gain/(loss)                   (17,721)                (92,456)            48,692
                                                  -------------------------------------------------------
NET ASSETS                                        $ 79,690,641           $ 400,555,357(2)   $ 165,223,305(2)
                                                  =======================================================

Shares of beneficial interest outstanding(3)        79,717,540             400,496,496(2)     165,174,610(2)
                                                  -------------------------------------------------------

Net asset value and redemption value per share    $       1.00           $        1.00      $        1.00
                                                  -------------------------------------------------------

(1) Including repurchase agreements for the U.S. Treasury Money Market, U.S. Government Money Market, and Prime Money Market Funds in the amounts of $64,330,000, $181,082,000, and $12,000,000, respectively.

(2)  GOVERNMENT MONEY MARKET FUND                        NET ASSETS    SHARES OUTSTANDING
                                                         ----------    ------------------
        Class I                                       $ 400,523,956       400,465,095
        Class II                                      $      31,401            31,401

     PRIME MONEY MARKET FUND                             NET ASSETS    SHARES OUTSTANDING
                                                         ----------    ------------------
       Class I                                        $ 112,770,699       112,729,904
       Class II                                       $  52,452,606        52,444,706

(3) On October 31, 2002, there was an unlimited number of no par value shares of beneficial interest authorized.

See notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 2002 (UNAUDITED)

                                                  U.S. TREASURY         U.S. GOVERNMENT        PRIME
                                                  MONEY MARKET           MONEY MARKET       MONEY MARKET
                                                     FUND                    FUND              FUND
                                                ---------------------------------------------------------
INVESTMENT INCOME                                 $    761,888           $   4,072,007      $   1,813,434
---------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fee (Note 2)                        21,318                  89,929             40,231
Administration services (Note 2)                       302,466                 355,852            186,200
Legal                                                    1,317                   2,080              2,618
Insurance                                                  997                   4,117              1,794
State Registration                                         412                       -                  -
  Class I                                                    -                     318                316
  Class II                                                   -                       -                 71
Distribution - Class II                                      -                      83             71,328
Board of Trustees                                        1,512                   6,263              3,382
Other                                                    5,940                   1,465              5,334
---------------------------------------------------------------------------------------------------------
Total Expenses                                         333,962                 460,107            311,274
---------------------------------------------------------------------------------------------------------
Expenses waived by administrator                      (193,273)                (14,251)           (38,917)
---------------------------------------------------------------------------------------------------------
Net Expenses                                           140,689                 445,856            272,357
---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                  621,199               3,626,151          1,541,077
---------------------------------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                             -                       -             38,742
---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                   $    621,199           $   3,626,151      $   1,579,819
=========================================================================================================

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                               U.S. TREASURY
                                                                MONEY MARKET
                                                                    FUND
                                             -----------------------------------------------
                                                   FOR THE SIX                    FOR THE
                                                   MONTHS ENDED                 YEAR ENDED
                                                OCTOBER 31, 2002*             APRIL 30, 2002
                                             -----------------------------------------------
OPERATIONS
Net investment income                           $       621,199                $   2,397,737
Net realized gain on investments                              -                          738
--------------------------------------------------------------------------------------------
Net increase in net assets resulting
   from operations                                      621,199                    2,398,475
--------------------------------------------------------------------------------------------
DISTRIBUTIONS
Dividends to shareholders from net
   investment income                                   (621,199)                  (2,397,737)
--------------------------------------------------------------------------------------------
BENEFICIAL INTEREST
   TRANSACTIONS(1)
Shares sold                                         162,500,228                  365,919,974
Dividends reinvested                                    604,236                    2,506,590
Shares redeemed                                    (171,809,064)                (354,621,692)
--------------------------------------------------------------------------------------------
Change in net assets derived from
   beneficial interest transactions                  (8,704,600)                  13,804,872
--------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE)
   IN NET ASSETS                                     (8,704,600)                  13,805,610

NET ASSETS:
Beginning of period                                  88,395,241                   74,589,631
--------------------------------------------------------------------------------------------
End of period**                                 $    79,690,641                $  88,395,241
--------------------------------------------------------------------------------------------

* Unaudited

** Includes undistributed net investment
   income of:                                   $         4,352                $       4,352

(1)  At net asset value of $1.00 per share.

See notes to financial statements.

                                                   U.S. GOVERNMENT                         PRIME
                                                    MONEY MARKET                       MONEY MARKET
                                                        FUND                               FUND
                                          ---------------------------------------------------------------------------
                                            FOR THE SIX           FOR THE            FOR THE SIX          FOR THE
                                            MONTHS ENDED        YEAR ENDED          MONTHS ENDED         YEAR ENDED
                                          OCTOBER 31, 2002*   APRIL 30, 2002      OCTOBER 31, 2002*    APRIL 30, 2002
                                          ---------------------------------------------------------------------------
OPERATIONS
Net investment income                      $    3,626,151    $     12,426,208      $    1,541,077      $    4,248,706
Net realized gain on investments                        -                   -              38,742              16,112
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
   from operations                              3,626,151          12,426,208           1,579,819           4,264,818
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
Dividends to shareholders from net
  investment income
  Class I                                      (3,625,681)        (12,426,193)         (1,332,402)         (4,246,260)
  Class II                                           (457)                  -            (208,673)             (2,446)
---------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from
   distributions                               (3,626,138)        (12,426,193)         (1,541,075)         (4,248,706)
---------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS(1)
  Class I
      Shares sold                             680,496,294       1,579,906,523         360,378,909         573,229,827
      Dividends reinvested                      3,364,098          11,847,730             616,046             642,652
      Shares redeemed                        (749,818,574)     (1,469,127,820)       (386,527,457)       (555,999,597)
  Class II
      Shares sold                                 530,980                   -          68,426,096           4,029,900
      Dividends reinvested                            421                   -                 683               2,221
      Shares redeemed                            (500,000)                  -         (18,572,609)         (1,480,265)
---------------------------------------------------------------------------------------------------------------------
Change in net assets derived from
  beneficial interest transactions            (65,926,781)        122,626,433          24,321,668          20,424,738
---------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN
  NET ASSETS                                  (65,926,768)        122,626,448          24,360,412          20,440,850

NET ASSETS:
Beginning of period                           466,482,125         343,855,677         140,862,893         120,422,043
---------------------------------------------------------------------------------------------------------------------
End of period**                            $  400,555,357    $    466,482,125      $  165,223,305      $  140,862,893
---------------------------------------------------------------------------------------------------------------------

* Unaudited

** Includes undistributed net
   investment income of:                   $           28    $             15      $            3                   -

(1)  At net asset value of $1.00 per share.

See notes to financial statements.

U.S. TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                FOR THE SIX
                                                MONTHS ENDED                       FOR THE YEAR ENDED
                                                OCTOBER 31,                            APRIL 30,
                                                   2002*         2002       2001       2000       1999       1998
                                              ----------------------------------------------------------------------
Net asset value - beginning of period             $   1.00     $   1.00   $   1.00   $   1.00   $   1.00   $    1.00
--------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATION
Net investment income                                 0.01         0.03       0.06       0.05       0.05        0.05
--------------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                 (0.01)       (0.03)     (0.06)     (0.05)     (0.05)      (0.05)
--------------------------------------------------------------------------------------------------------------------
Net asset value - end of period                   $   1.00     $   1.00   $   1.00   $   1.00   $   1.00   $    1.00
--------------------------------------------------------------------------------------------------------------------
Total return                                          1.47%(1)     2.53%      5.92%      5.01%      4.90%       5.30%
--------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                   $ 79,691     $ 88,395   $ 74,590   $ 78,943   $ 90,862   $ 138,169
--------------------------------------------------------------------------------------------------------------------

Ratio of expenses to average net assets               0.33%(1)     0.33%      0.33%      0.33%      0.33%       0.33%
--------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets                                  1.46%(1)     2.51%      5.82%      4.85%      4.83%       5.18%
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  without fee waivers                                 0.78%(1)     0.69%      0.80%      0.72%      0.57%       0.55%
--------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets without fee waivers              1.00%(1)     2.15%      5.34%      4.46%      4.59%       4.96%
--------------------------------------------------------------------------------------------------------------------

* Unaudited

(1) Annualized

See notes to financial statements.

U.S. GOVERNMENT MONEY MARKET FUND - CLASS I
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                FOR THE SIX
                                                MONTHS ENDED                       FOR THE YEAR ENDED
                                                OCTOBER 31,                             APRIL 30,
                                                   2002*        2002        2001       2000       1999        1998
                                              ----------------------------------------------------------------------
Net asset value - beginning of period            $    1.00    $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
--------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                 0.01         0.03       0.06       0.05       0.05        0.05
--------------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                 (0.01)       (0.03)     (0.06)     (0.05)     (0.05)      (0.05)
--------------------------------------------------------------------------------------------------------------------
Net asset value - end of period                  $    1.00    $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
--------------------------------------------------------------------------------------------------------------------
Total return                                          1.63%(1)     2.87%      6.14%      5.27%      5.16%       5.48%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                  $ 400,524    $ 466,482  $ 343,856  $ 223,152  $ 352,333   $ 150,222
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets               0.20%(1)     0.20%      0.20%      0.20%      0.20%       0.20%
--------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets                                  1.63%(1)     2.78%      5.96%      5.12%      5.01%       5.35%
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  without fee waivers                                 0.21%(1)     0.21%      0.21%      0.22%      0.24%       0.31%
--------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets without fee waivers              1.62%(1)     2.77%      5.95%      5.10%      4.96%       5.24%
--------------------------------------------------------------------------------------------------------------------

* Unaudited

(1) Annualized

See notes to financial statements.

U.S. GOVERNMENT MONEY MARKET FUND - CLASS II
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                     FOR THE PERIOD JUNE 18, 2002 TO OCTOBER 31,  2002*(1)
                                                  -----------------------------------------------------------
Net asset value - beginning of period                                    $  1.00
-------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                       0.01
-------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                                       (0.01)
-------------------------------------------------------------------------------------------------------------
Net asset value - end of period                                          $  1.00
-------------------------------------------------------------------------------------------------------------
Total return                                                                1.38%(2)
-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                          $    31
-------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                     0.45%(2)
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets                                                        1.39%(2)
-------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  without fee waivers                                                       0.46%(2)
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets without fee waivers                                    1.38%(2)
-------------------------------------------------------------------------------------------------------------

* Unaudited

(1) Class II commenced operations on June 18, 2002

(2) Annualized

See notes to financial statements.

PRIME MONEY MARKET FUND - CLASS I
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                FOR THE SIX
                                                MONTHS ENDED                 FOR THE YEAR             FOR THE PERIOD
                                                 OCTOBER 31,                ENDED APRIL 30,        DECEMBER 10, 1998  TO
                                                   2002*            2002         2001         2000   APRIL 30, 1999(1)
                                              ----------------------------------------------------------------------------

Net asset value - beginning of period            $    1.00     $    1.00    $    1.00    $    1.00      $    1.00
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                 0.01          0.03         0.06         0.05           0.02
--------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                 (0.01)        (0.03)       (0.06)       (0.05)         (0.02)
--------------------------------------------------------------------------------------------------------------------------
Net asset value - end of period                  $    1.00     $    1.00    $    1.00    $    1.00      $    1.00
--------------------------------------------------------------------------------------------------------------------------
Total return                                          1.61%(2)      2.88%        6.23%        5.43%          4.82%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                  $ 112,771     $ 138,272    $ 120,383    $ 140,005      $ 167,257
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets               0.20%(2)      0.20%        0.20%        0.20%          0.20%(2)
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets                                  1.61%(2)      2.74%        6.06%        5.37%          4.71%(2)
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  without fee waivers                                 0.23%(2)      0.28%        0.33%        0.28%          0.66%(2)
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets without fee waivers              1.58%(2)      2.66%        5.93%        5.28%          4.25%(2)
--------------------------------------------------------------------------------------------------------------------------

* Unaudited

(1) Class I commenced operations on December 10, 1998.

(2) Annualized

See notes to financial statements.

PRIME MONEY MARKET FUND - CLASS II
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                FOR THE SIX
                                                MONTHS ENDED               FOR THE YEAR              FOR THE PERIOD
                                                 OCTOBER 31,              ENDED APRIL 30,         DECEMBER 10, 1998  TO
                                                   2002*          2002         2001         2000     APRIL 30, 1999(1)
                                              --------------------------------------------------------------------------
Net asset value - beginning of period            $    1.00     $    1.00    $    1.00    $    1.00    $    1.00
------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                 0.01          0.03         0.06         0.05         0.02
------------------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                 (0.01)        (0.03)       (0.06)       (0.05)       (0.02)
------------------------------------------------------------------------------------------------------------------------
Net asset value - end of period                  $    1.00     $    1.00    $    1.00    $    1.00    $    1.00
------------------------------------------------------------------------------------------------------------------------
Total return                                          1.21%(2)      2.62%        5.97%        5.17%        4.55%(2)
------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                  $  52,453     $   2,591    $      39    $      32    $       2
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets               0.60%(2)      0.51%        0.45%        0.45%        0.45%(2)
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets                                  1.17%(2)      2.17%        5.88%        5.11%        4.53%(2)
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  without fee waivers                                 0.66%(2)      0.60%        0.58%        0.57%        1.24%(2)
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets without fee waivers              1.11%(2)      2.08%        5.75%        4.99%        3.74%(2)
------------------------------------------------------------------------------------------------------------------------

* Unaudited

(1) Class II commenced operations on December 23, 1998.

(2) Annualized

See notes to financial statements.

1. SIGNIFICANT ACCOUNTING POLICIES (UNAUDITED)

     Financial Investors Trust, a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The financial statements included herein relate to the U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and the Prime Money Market Fund (the "Funds"). The financial statements of the remaining portfolios of the Trust are presented separately.

     The U.S. Government Money Market Fund and the Prime Money Market Fund offer two classes of shares (Class I and Class II). Class I and Class II are identical in all respects with the exception that Class II shares charge a distribution fee and have a lower investment minimum. Each Class of shares has equal rights as to earnings, assets and voting privileges except that Class II has exclusive voting rights with respect to its Distribution Plan. Income, expenses (other than expenses incurred under the Class II Distribution Plan and other class specific expenses) and realized gains or losses on investments are allocated to each Class based upon their relative net assets.

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     INVESTMENT VALUATION: The Funds value their securities on the basis of amortized cost which approximates market value.

     REPURCHASE AGREEMENTS: The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least 102% of the repurchase price. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     FEDERAL INCOME TAXES: It is the Funds' policy to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provisions are required.

     At April 30, 2002, the U.S. Treasury Money Market, U.S. Government Money Market and Prime Money Market Funds had available for federal income tax purposes unused capital loss carryovers of$17,721, $92,457, and $0 respectively, expiring between 2003 and 2010.

     CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS: Net investment income
(loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

     EXPENSES: Most expenses of the Trust can be directly attributed to a Fund. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

     OTHER: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends from net investment income are declared daily and paid monthly. Distributions of accumulated net realized gains, if any, are declared at least once a year. Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS (UNAUDITED)

        The Trust has entered into Investment Advisory Agreements with GE Asset Management Incorporated ("GEAM"). Pursuant to these advisory agreements, GEAM is entitled to an advisory fee, computed daily and payable monthly, based on the following fee schedule:

                                U.S. TREASURY              U.S. GOVERNMENT                     PRIME
AVERAGE NET ASSETS            MONEY MARKET FUND           MONEY MARKET FUND              MONEY MARKET FUND
------------------            -----------------           -----------------              -----------------
First $500 million                  0.05%                       0.04%                          0.04%
Next $500 million                  0.075%                       0.06%                          0.06%
Next $500 million                   0.10%                       0.08%                          0.08%
In excess of $1.5 billion           0.15%                       0.08%                          0.08%

        ALPS Mutual Funds Services, Inc. ("ALPS") serves as the Funds' administrator. ALPS is entitled to receive a fee from each Fund for its administrative services, computed daily and payable monthly, based on the following fee schedule:

                                U.S. TREASURY              U.S. GOVERNMENT                     PRIME
AVERAGE NET ASSETS           MONEY MARKET FUND*          MONEY MARKET FUND*             MONEY MARKET FUND*
------------------           ------------------          ------------------             ------------------
First $500 million                  0.26%                       0.16%                          0.16%
Next $500 million                   0.24%                       0.14%                          0.14%
In excess of $1 billion             0.22%                       0.12%                          0.12%

* Subject to a minimum monthly fee of $50,000, $30,000 and $30,000 for the U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and Prime Money Market Fund, respectively.

        ALPS has contractually agreed to waive a portion of its fees so that the total annual expenses of each Fund will not exceed the expense limitations adopted by ALPS until at least April 30, 2003. After that date, the fee waivers by ALPS are voluntary and may be terminated at any time.

        Administration services include: fund accounting, daily pricing, custody, registration, shareholder servicing, transfer agency, fund ratings, audit, and printing.

        The Trustees have adopted a Distribution Plan on behalf of Class II of the U.S. Government Money Market Fund and the Prime Money Market Fund ("Class II") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Distribution Plan provides for payment of a fee to the Distributor, ALPS Distributors, Inc. at the annual rate of .25% of the average net assets of Class II of the U.S. Government Money Market Fund and .40% of the average net assets of Class II of the Prime Money Market Fund.

        Shareholders holding more than 10% of the Funds' outstanding shares as of October 31, 2002, constituted 12.6 percent of the U.S. Government Money Market Fund and 80.1 percent of the Prime Money Market Fund.

3. TRUSTEES

        The Funds are three of seven separate series under the Trust. The Trust's Board of Trustees oversees the overall management of each series of the Trust and elects the officers of the Trust. The principal occupations for the past five years of the Trustees and executive officers of the Trust are listed below. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.

INTERESTED TRUSTEES

                                               TERM OF OFFICE, LENGTH
                                               OF TIME SERVED AND      PRINCIPAL OCCUPATION DURING THE PAST 5
                        POSITION(S) HELD       NUMBER OF PORTFOLIOS    YEARS** AND OTHER DIRECTORSHIPS HELD BY
NAME, ADDRESS & AGE     WITH FUNDS             OVERSEEN                TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
W. Robert Alexander*    Trustee, Chairman and  W. Robert Alexander     Mr. Alexander is the Chief Executive Officer of ALPS
(75)                    President              was elected by the      Mutual Funds Services, Inc., and ALPS Distributors, Inc.,
                                               initial shareholder in  which provide administration and distribution services,
1625 Broadway                                  December 1993 and       respectively, for proprietary mutual fund complexes.
Suite 2200                                     oversees 7 portfolios   Mr. Alexander was Vice Chairman of First Interstate Bank of
Denver, CO 80202                               in fund complex.        Denver, responsible for Trust, Private Banking, Retail
                                                                       Banking, Cash Management Services and Marketing.
                                                                       Mr. Alexander is currently a member of the Board of Trustees of the Hunter and Hughes Trusts. Because of his
                                                                       affiliation with ALPS Mutual Funds Services and ALPS
                                                                       Distributors, Mr. Alexander is considered an "interested"
                                                                       Trustee of the Trust.

INDEPENDENT TRUSTEES

Mary K. Anstine (62)    Trustee                Mary K. Anstine was     President/Chief Executive Officer, HealthONE Alliance,
                                               elected at a special    Denver, Colorado; Former Executive Vice President, First
1625 Broadway                                  meeting of              Interstate Bank of Denver. Ms. Anstine is currently a
Suite 2200                                     shareholders held on    Director of the Trust of Colorado, Trustee of the Denver
Denver, CO 80202                               March 21, 1997 and      Area Council of the Boy Scouts of America, a Director of
                                               oversees 7              the Junior Achievement Board and the Colorado Uplift
                                               portfolios in fund      Board, and a member of the Advisory Boards for the Girl
                                               complex.                Scouts Mile Hi Council and the Hospice of Metro Denver.
                                                                       Formerly, Ms. Anstine served as a Director of ALPS
                                                                       Distributors, Inc., from October 1995 to December 1996;
                                                                       Director of HealthONE; a member of the American Bankers
                                                                       Association Trust Executive Committee; and Director of
                                                                       the Center for Dispute Resolution.

                                       21

                                               TERM OF OFFICE, LENGTH
                                               OF TIME SERVED AND      PRINCIPAL OCCUPATION DURING THE PAST 5
                        POSITION(S) HELD       NUMBER OF PORTFOLIOS    YEARS** AND OTHER DIRECTORSHIPS HELD BY
NAME, ADDRESS & AGE     WITH FUNDS             OVERSEEN                TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

Edwin B. Crowder (71)   Trustee                Edwin B. Crowder was    Mr. Crowder currently operates a marketing concern with
                                               elected at a special    operations in the U. S. and Latin America. He has
1625 Broadway                                  meeting of              previously engaged in business pursuits in the
Suite 2200                                     shareholders held on    restaurant, oil and gas drilling, and real estate
Denver, CO 80202                               March 21, 1997          development industries. Mr. Crowder is a former Director
                                               and oversees 7          of Athletics and Head Football Coach at the University of
                                               portfolios in fund      Colorado.
                                               complex.

Robert E. Lee (67)      Trustee                Robert E. Lee was       Mr. Lee has been a Director of Storage Technology
                                               appointed as a Trustee  Corporation since 1989 and of Equitable of Iowa since
1625 Broadway                                  at the December 15,     1981. Mr. Lee was the Executive Director of The Denver
Suite 2200                                     1998, meeting of the    Foundation from 1989 to 1996, and is currently the
Denver, CO 80202                               Board of Trustees and   Executive Director of Emeritus. Mr. Lee is also a
                                               oversees 7 portfolios   Director of Meredith Capital Corporation and Source
                                               in fund complex.        Capital Corporation.

John R. Moran, Jr. (72) Trustee                John R. Moran was       Mr. Moran is President of The Colorado Trust, a private
                                               elected at a special    foundation serving the health and hospital community in
1625 Broadway                                  meeting of              the State of Colorado. An attorney, Mr. Moran was
Suite 2200                                     shareholders held on    formerly a partner with the firm of Kutak Rock & Campbell
Denver, CO 80202                               March 21, 1997 and      in Denver, Colorado and a member of the Colorado House of
                                               oversees 7              Representatives. Currently, Mr. Moran is a member of the
                                               portfolios in fund      Board of Directors and Treasurer of Grantmakers in
                                               complex.                Health; a Director of the Conference of Southwest
                                                                       Foundations; a member of the Treasurer's Office
                                                                       Investment Advisory Committee for the University of
                                                                       Colorado; a Trustee of the Robert J. Kutak Foundation;
                                                                       Director of the Colorado Wildlife Heritage Foundation;
                                                                       and a member of the Alumni Council of the University of
                                                                       Denver College of Law.

*   Trustees deemed "interested persons" of the Trust for purposes of the 1940
    Act.

** Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

                                       22